Share-based Compensation - Schedule of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares Outstanding, Beginning balance	56,914,000	54,760,000	51,640,000
Number of Options and Shares, Granted	36,996,286	4,224,000	3,430,000
Number of Options and Shares, Forfeited	(4,106,000)	(2,070,000)	(310,000)
Number of Options and Shares, Exercised	(6,404,416)
Number of Options and Shares Outstanding, Ending balance	83,399,870	56,914,000	54,760,000	51,640,000
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10
Weighted average exercise price, Granted	0.10	0.10	0.10
Weighted average exercise price, Exercised	0.10
Weighted average exercise price, Forfeited	0.10	0.10	0.10
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Weighted average remaining contractual life (in years)	7 years 7 months 28 days	5 years 11 months 12 days	6 years 8 months 23 days	7 years 6 months 25 days
Aggregate intrinsic value, Outstanding	$ 1,330,228	$ 814,724	$ 73,926	$ 41,312
Number of Options Outstanding, Vested and expected	79,915,157	55,413,520
Weighted average exercise price, Vested and expected	$ 0.10	$ 0.10
Weighted average remaining contractual life , Vested and expected (in years)	6 years 7 months 6 days	5 years 10 months 24 days
Aggregate intrinsic value, Vested and expected	$ 1,274,647	$ 793,245
Number of Options Outstanding, Exercisable	40,251,584	40,410,000
Weighted average exercise price, Exercisable	$ 0.10	$ 0.10
Weighted average remaining contractual life , Exercisable (in years)	4 years 6 months 18 days	5 years 4 months 2 days
Aggregate intrinsic value, Exercisable	$ 642,013	$ 578,469
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares, Granted	108,557,400
Number of Options and Shares Outstanding, Ending balance	108,557,400
Weighted average exercise price, Granted	$ 14.63
Weighted average exercise price, Outstanding	$ 14.63
Weighted average remaining contractual life (in years)	9 years 2 months 8 days